27. SHAREHOLDERS' EQUITY (Details 4) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
ShareholdersEquityLineItems [Line Items]
Capital reserve	R$ 115.1	R$ 41.0	R$ 7.0
Capital Reserve [Member]
ShareholdersEquityLineItems [Line Items]
Result on disposal of shares	(40.7)	(40.7)	(39.0)
Granted shares canceled	(32.4)	(32.4)
Valuation of stock exchange	166.2	166.2	174.0
Shares based payment	261.8	236.2	160.3
Goodwill on acquisition of non-controlling interest	(40.5)	(47.4)	(47.4)
Acquisition of non-controlling entities	(199.3)	(240.9)	(240.9)
Capital reserve	R$ 115.1	R$ 41.0	R$ 7.0